S000047352 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	128 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Oct. 31, 2025
Bloomberg Municipal Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Bloomberg Municipal Bond: 1 Year (1-2) Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.47%	1.73%	1.58%
iShares Short Maturity Municipal Bond Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.67%	2.23%	1.74%
Performance Inception Date					Mar. 03, 2015
iShares Short Maturity Municipal Bond Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.67%	2.23%	1.74%
iShares Short Maturity Municipal Bond Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.40%	2.22%	1.72%

[1]	The Bloomberg Municipal Bond: 1 Year (1-2) Index is an unmanaged index composed of national municipal bond issues having a maturity of at least one year and less than two years.